Stock options and other stock-based plans (Details 5) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Allocated Share-based Compensation Expense	$ 6,179	$ 14,283	$ 12,468
Research and development
Allocated Share-based Compensation Expense	825	2,195	2,251
General and administrative
Allocated Share-based Compensation Expense	3,302	10,201	6,752
Sales and marketing
Allocated Share-based Compensation Expense	$ 2,052	$ 1,887	$ 3,465